Contract Assets, Net and Contract Liabilities (Tables)	6 Months Ended
Sep. 30, 2025
Contract Assets, Net and Contract Liabilities [Abstract]
Schedule of Contract Assets is Presented Net of Allowance for Expected Credit Losses

Contract assets is presented net of allowance for expected credit losses:

	As of
	September 30, 2025	March 31, 2025
Contract assets, gross	$29,405	$197,435
Less: allowance for expected credit loss	(19,231)	(270)
Total	$10,174	$197,165

Schedule of Movement of Contract Assets, Gross

The movement of contract assets, gross is as follows:

	As of
	September 30, 2025	March 31, 2025
Balance at beginning of the period/year	$197,435	$—
Revenue recognized during the period/year but not yet billed	10,174	197,435
Amounts reclassified to accounts receivable upon billing	(178,204)	—
Total	$29,405	$197,435

Schedule of Movement of Contract Assets, Gross

The movement of allowances for expected credit loss is as follow:

	As of
	September 30, 2025	March 31, 2025
Balance at beginning of the period/year	$(270)	$—
Provision	(18,961)	(270)
Ending balance	$(19,231)	$(270)

Schedule of Contract Liabilities

Contract liabilities consist of the following:

	As of
	September 30, 2025	March 31, 2025
Balance at beginning of the period/year	$200,911	$196,515
Additions	375,000	200,911
Recognized to revenue during the period/year	(124,004)	(196,515)
Ending balance	$451,907	$200,911